Share capital (Tables)	12 Months Ended
Jun. 30, 2026
Share capital.
Schedule of share capital

	Number of shares	Ordinary shares
	(thousands)	£’000
At 30 June 2024	171,001	55
INEOS Limited(1) investment – issue of shares	3,030	1
Employee share-based compensation awards — issue of shares	81	—
At 30 June 2025	174,112	56
Employee share-based compensation awards — issue of shares	62	—
At 30 June 2026	174,174	56